ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Mar. 31, 2016
ACQUIRED INTANGIBLE ASSETS, NET
ACQUIRED INTANGIBLE ASSETS, NET

9.ACQUIRED INTANGIBLE ASSETS, NET

The gross carrying amount, accumulated amortization, impairment and net carrying amount of the intangible assets are as follows:

	As of March 31,
	2015	2016
Acquired intangible assets not subject to amortization
Trade-name	$11,603	$11,169
Acquired intangible assets subject to amortization
Customer relationship	23,286	38,708
Operating licenses	4,566	5,670
Favorable lease contracts	1,925	1,850
Contract backlog	88	85
Non-compete agreement	454	452

Less: accumulated amortization
Customer relationship	8,163	16,417
Operating licenses	1,988	2,739
Favorable lease contracts	433	765
Contract backlog	88	85
Non-compete agreement	189	339
Less: impairment	427	410

Intangible assets, net	$30,634	$37,179

Amortization expenses for the years ended March 31, 2014, 2015 and 2016 were $1,885, $5,221 and $10,769, respectively. Amortization expenses for the years ending March 31, 2017, 2018, 2019, 2020, 2021 and thereafter would be $10,346, $7,151, $4,600, $2,616, $617 and $680, respectively. No impairment loss was recognized on acquired intangible assets during the years ended March 31, 2014, 2015 and 2016, respectively.